Earnings/(Loss) per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Earnings/(Loss) per Share

	For the Three months ended June 30,		For the Six months ended June 30,
	2026	2025	2026	2025
Income / (Loss) attributable to common equity holders	4,039	(1,868)	5,128	(3,350)
Weighted average number of shares - basic and diluted	21,582,301	20,582,301	21,582,301	20,582,301
Income / (loss) per common share - basic and diluted	$0.19	$(0.09)	$0.24	$(0.16)